Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - USD ($)	3 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.00%	0.80%	1.60%
United States Real GDP year-over-year growth	1.90%	1.70%	2.00%
Canadian unemployment rate	6.80%	6.90%	6.60%
United States unemployment rate	4.50%	4.50%	4.50%
Canadian Housing Price Index year-over-year growth	0.40%	1.50%	2.60%
Canadian household debt service ratio	14.50%	14.60%	14.80%
West Texas Intermediate Oil Price	$ 69	$ 73	$ 78
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.90%	2.00%	2.30%
United States Real GDP year-over-year growth	1.90%	2.00%	2.00%
Canadian unemployment rate	6.30%	6.20%	5.90%
United States unemployment rate	4.10%	4.10%	4.00%
Canadian Housing Price Index year-over-year growth	2.80%	3.00%	2.50%
Canadian household debt service ratio	14.60%	14.70%	14.80%
West Texas Intermediate Oil Price	$ 71	$ 74	$ 74
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.00%	2.00%	2.50%
United States Real GDP year-over-year growth	3.20%	3.20%	3.00%
Canadian unemployment rate	6.10%	6.20%	5.70%
United States unemployment rate	3.70%	3.80%	3.70%
Canadian Housing Price Index year-over-year growth	4.70%	4.70%	7.10%
Canadian household debt service ratio	14.10%	14.10%	14.40%
West Texas Intermediate Oil Price	$ 73	$ 82	$ 88
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.50%	2.70%	2.70%
United States Real GDP year-over-year growth	2.80%	2.90%	2.90%
Canadian unemployment rate	5.70%	5.50%	5.20%
United States unemployment rate	3.40%	3.40%	3.30%
Canadian Housing Price Index year-over-year growth	4.90%	5.70%	4.00%
Canadian household debt service ratio	14.30%	14.30%	14.70%
West Texas Intermediate Oil Price	$ 85	$ 100	$ 100
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	(1.20%)	(0.30%)	0.40%
United States Real GDP year-over-year growth	(0.30%)	0.60%	0.70%
Canadian unemployment rate	7.90%	8.00%	7.20%
United States unemployment rate	5.00%	4.90%	5.10%
Canadian Housing Price Index year-over-year growth	(4.20%)	(2.70%)	(2.30%)
Canadian household debt service ratio	15.70%	15.20%	15.30%
West Texas Intermediate Oil Price	$ 55	$ 60	$ 60
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.10%	1.10%	1.40%
United States Real GDP year-over-year growth	1.10%	0.90%	0.90%
Canadian unemployment rate	7.00%	7.00%	6.80%
United States unemployment rate	4.60%	4.60%	4.70%
Canadian Housing Price Index year-over-year growth	(0.40%)	1.40%	0.90%
Canadian household debt service ratio	15.40%	15.10%	15.20%
West Texas Intermediate Oil Price	$ 60	$ 60	$ 61